INTANGIBLE ASSETS (INCLUDING GOODWILL) - Changes in Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill [abstract]
Goodwill, beginning balance	€ 422	€ 403
Acquired through business combination	24
Effects of changes in foreign exchange rates	9	19
Goodwill, ending balance	455	422
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	70	68
Acquired through business combination	0
Additions	9	11
Amortization expense	(10)	(13)
Transfer during the year	0	0
Effects of changes in foreign exchange rates	1	4
Intangible assets (excluding goodwill), ending balance	70	70
Cost
Changes in goodwill [abstract]
Goodwill, beginning balance	422
Goodwill, ending balance	455	422
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	204
Intangible assets (excluding goodwill), ending balance	217	204
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(134)
Intangible assets (excluding goodwill), ending balance	(147)	(134)
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	22	24
Acquired through business combination	0
Additions	0	0
Amortization expense	(1)	(3)
Transfer during the year	0	0
Effects of changes in foreign exchange rates	0	1
Intangible assets (excluding goodwill), ending balance	21	22
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	84
Intangible assets (excluding goodwill), ending balance	87	84
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(62)
Intangible assets (excluding goodwill), ending balance	(66)	(62)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	18	18
Acquired through business combination	0
Additions	1	2
Amortization expense	(8)	(8)
Transfer during the year	7	5
Effects of changes in foreign exchange rates	1	1
Intangible assets (excluding goodwill), ending balance	19	18
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	65
Intangible assets (excluding goodwill), ending balance	73	65
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(47)
Intangible assets (excluding goodwill), ending balance	(54)	(47)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	15	15
Acquired through business combination	0
Additions	0	0
Amortization expense	(1)	(1)
Transfer during the year	0	0
Effects of changes in foreign exchange rates	0	1
Intangible assets (excluding goodwill), ending balance	14	15
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	39
Intangible assets (excluding goodwill), ending balance	39	39
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(24)
Intangible assets (excluding goodwill), ending balance	(25)	(24)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13	9
Acquired through business combination	0
Additions	8	8
Amortization expense	0	0
Transfer during the year	(7)	(5)
Effects of changes in foreign exchange rates	0	1
Intangible assets (excluding goodwill), ending balance	14	13
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13
Intangible assets (excluding goodwill), ending balance	16	13
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	0
Intangible assets (excluding goodwill), ending balance	(2)	0
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	2	2
Acquired through business combination	0
Additions	0	1
Amortization expense	0	(1)
Transfer during the year	0	0
Effects of changes in foreign exchange rates	0	0
Intangible assets (excluding goodwill), ending balance	2	2
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	3
Intangible assets (excluding goodwill), ending balance	2	3
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(1)
Intangible assets (excluding goodwill), ending balance	€ 0	€ (1)